ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Company Statements of Changes in Equity and Comprehensive Income (Loss)) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended																														12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Ordinary shares [Member]	Dec. 31, 2011 Ordinary shares [Member]	Dec. 31, 2010 Ordinary shares [Member]	Dec. 31, 2012 Additional paid-in capital [Member]	Dec. 31, 2011 Additional paid-in capital [Member]	Dec. 31, 2010 Additional paid-in capital [Member]	Dec. 31, 2012 Treasury stock [Member]	Dec. 31, 2011 Treasury stock [Member]	Dec. 31, 2010 Treasury stock [Member]	Dec. 31, 2012 Retained earnings (Accumulated deficits) [Member]	Dec. 31, 2011 Retained earnings (Accumulated deficits) [Member]	Dec. 31, 2010 Retained earnings (Accumulated deficits) [Member]	Dec. 31, 2012 Accumulated other comprehensive income [Member]	Dec. 31, 2011 Accumulated other comprehensive income [Member]	Dec. 31, 2010 Accumulated other comprehensive income [Member]	Dec. 31, 2012 AirMedia Group Inc. [Member]	Dec. 31, 2011 AirMedia Group Inc. [Member]	Dec. 31, 2010 AirMedia Group Inc. [Member]	Dec. 31, 2012 AirMedia Group Inc. [Member] Ordinary shares [Member]	Dec. 31, 2011 AirMedia Group Inc. [Member] Ordinary shares [Member]	Dec. 31, 2010 AirMedia Group Inc. [Member] Ordinary shares [Member]	Dec. 31, 2012 AirMedia Group Inc. [Member] Additional paid-in capital [Member]	Dec. 31, 2011 AirMedia Group Inc. [Member] Additional paid-in capital [Member]	Dec. 31, 2010 AirMedia Group Inc. [Member] Additional paid-in capital [Member]	Dec. 31, 2012 AirMedia Group Inc. [Member] Treasury stock [Member]	Dec. 31, 2011 AirMedia Group Inc. [Member] Treasury stock [Member]	Dec. 31, 2009 AirMedia Group Inc. [Member] Treasury stock [Member]	Dec. 31, 2012 AirMedia Group Inc. [Member] Retained earnings (Accumulated deficits) [Member]	Dec. 31, 2011 AirMedia Group Inc. [Member] Retained earnings (Accumulated deficits) [Member]	Dec. 31, 2010 AirMedia Group Inc. [Member] Retained earnings (Accumulated deficits) [Member]	Dec. 31, 2012 AirMedia Group Inc. [Member] Accumulated other comprehensive income [Member]	Dec. 31, 2011 AirMedia Group Inc. [Member] Accumulated other comprehensive income [Member]	Dec. 31, 2010 AirMedia Group Inc. [Member] Accumulated other comprehensive income [Member]	Dec. 31, 2012 AirMedia Group Inc. [Member] Comprehensive income (loss) [Member]	Dec. 31, 2011 AirMedia Group Inc. [Member] Comprehensive income (loss) [Member]	Dec. 31, 2010 AirMedia Group Inc. [Member] Comprehensive income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ 270,058	$ 276,716	$ 266,279	$ 128	$ 132	$ 132	$ 275,150	$ 277,676	$ 268,542	$ (3,775)			$ (38,138)	$ (28,164)	$ (22,488)	$ 30,734	$ 18,353	$ 9,944	$ 272,148	$ 275,668	$ 263,042	$ 128	$ 132	$ 132	$ 275,150	$ 277,676	$ 268,542	$ (3,775)			$ (30,089)	$ (20,493)	$ (15,576)	$ 30,734	$ 18,353	$ 9,944	$ 2,785	$ 3,492	$ (37,347)
Beginning Balance, shares				125,247,597	131,905,011	131,179,487																125,247,597	131,905,011	131,179,487
Ordinary shares issued for share based compensation, shares				137,166	138,416	725,524																137,166	138,416	725,524
Ordinary shares issued for share based compensation	161	229	1,163					229	1,163	161									161	229	1,163					229	1,163	161
Share repurchase, ADSs				(3,272,278)	(4,381,370)																		(4,381,370)
Share repurchase	(3,421)	(7,373)			(4)			(7,369)		(3,421)									(3,421)	(7,373)			(4)			(7,369)
Treasury stock, shares					(2,414,460)																	(3,272,278)	(2,414,460)
Treasury stock		(3,775)									(3,775)									(3,775)								(3,421)	(3,775)
Stock-based compensation	3,502	4,614	7,971				3,502	4,614	7,971										3,502	4,614	7,971				3,502	4,614	7,971
Foreign currency translation adjustment	2,144	12,327	8,471													2,214	12,381	8,409	2,214	12,381	8,409													2,214	12,381	8,409	2,214	12,381	8,409
Net loss	(32,241)	(12,680)	(7,583)										(32,728)	(9,596)	(4,917)				(32,728)	(9,596)	(4,917)										(32,728)	(9,596)	(4,917)				(32,728)	(9,596)	(4,917)
Ending Balance	$ 239,435	$ 270,058	$ 276,716	$ 128	$ 128	$ 132	$ 278,652	$ 275,150	$ 277,676	$ (7,035)	$ (3,775)		$ (72,961)	$ (38,138)	$ (28,164)	$ 32,948	$ 30,734	$ 18,353	$ 241,876	$ 272,148	$ 275,668	$ 128	$ 128	$ 132	$ 278,652	$ 275,150	$ 277,676	$ (7,035)	$ (3,775)		$ (62,817)	$ (30,089)	$ (20,493)	$ 32,948	$ 30,734	$ 18,353	$ (30,514)	$ 2,785	$ 3,492
Ending Balance, shares				122,112,485	125,247,597	131,905,011																122,112,485	125,247,597	131,905,011